VAN KAMPEN FOCUS PORTFOLIOS, SERIES 263
                        T-Commerce Growth Trust, Series 1

              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 20, 2000

         Notwithstanding anything to the contrary in the prospectus, the deferred sales charge for the Trust will accrue daily from June 10, 2001 through November 9, 2001.


Supplement Dated:  March 12, 2001